Shareholders' equity	12 Months Ended
Mar. 31, 2017
Shareholders' equity
Shareholders' equity

14. Shareholders' equity

        The Company is authorized to issue 50,000,000 Class A ordinary shares and 30,000,000 Class B ordinary shares which will be subject to the same provisions with reference to the payment of calls, liens, transfers, transmissions, forfeitures and otherwise as the shares in issue. As of March 31, 2017 and 2016, the Company' issued and outstanding share capital was as follows:

	March 31, 2017	March 31, 2016
Common stock issued:
Class A ordinary shares	22,104,012	21,092,619
Class B ordinary shares	11,436,022	12,086,022
Less: Common stock held in treasury	(93,813)	(35,579)

Common stock outstanding	33,446,221	33,143,062

        The Company's authorized and issued common stock shares have no par value.

        During the year ended March 31, 2017, the Company's shares held in treasury increased by 58,234 shares or $3,363. The treasury shares were withheld to pay the withholding taxes upon the vesting of the instruments granted under SOP III program discussed in Note 18 below.

        During the year ended March 31, 2017, 650,000 Class B ordinary shares were converted to Class A ordinary shares.